Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [Abstract]
Trade payables	£ 11,716	£ 7,499
Other taxation and social security	927	532
Pension liability	34	23
Accruals	62,399	27,382
Trade and other payables	£ 75,076	£ 35,436